File Numbers:

333-63416

811-10419

UNITED STATES

Securities and Exchange Commission

Washington, DC.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 45                                             X

and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 45                                             X

The NorthQuest Capital Fund, Inc.                 (Exact Name of Registrant as Specified in Charter)

16 Rimwood Lane, Colts Neck, NJ 07722      (Address of Principal Executive Offices)

732-842-3465                                                  (Registrant's Telephone Number)

Peter J. Lencki                                                 (Name of Agent)

16 Rimwood Lane, Colts Neck, NJ 07722      (Address of Agent)

It is proposed that this filing will become effective (check the appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)

[   ] on (date) pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previous filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Colts Neck and State of New Jersey on the 13th day of April, 2021.

                The NorthQuest Capital Fund, Inc.    By: /s/ Peter J. Lencki

                                                                                       Peter J. Lencki

                                                                                       President, Treasurer, and CEO

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

By: /s/ Peter J. Lencki	President, Treasurer, and CEO
Peter J. Lencki	(Principal Executive Officer)	04/13/2021
(Principal Financial Officer)
Director

By: /s/ Mary E. Lencki	Secretary
Mary E. Lencki		04/13/2021

By: /s/ Charles G. Camarata	Director
Charles G. Camarata		04/13/2021

By: /s/ William S. Foote, Jr.	Director
William S. Foote, Jr.		04/13/2021

By: /s/ George Sikora	Director
George Sikora		04/13/2021

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase